Reverse Recapitalization (Tables)	9 Months Ended
Sep. 30, 2024
Reverse Recapitalization [Abstract]
Schedule of Condensed Consolidated Statements of Cash Flows	The following table reconciles the elements of the Business Combination to the condensed consolidated statements of cash flows and the condensed consolidated statement of changes in stockholders’ equity for the period ended September 30, 2024:
Cash-trust and cash, net of redemptions	$6,448,862
Less: transaction costs and professional fees, paid	(5,345,222)
Net proceeds from the Business Combination	1,103,640
Less: private placement warrant liabilities	(1,041,119)
Less: related party notes	(2,205,497)
Less: accrued expenses	(3,079,281)
Less: deferred payables	(1,749,723)
Add: prepaid expenses	70,382
Reverse recapitalization, net	(6,901,598)

Schedule of Consummation of the Business Combination	The number of shares of Common Stock issued immediately following the consummation of the Business Combination were:
Plum Class A common stock, outstanding prior to the Business Combination	3,255,593
Less: Redemption of Plum Class A common stock	(2,652,516)
Class A common stock of Plum	603,077
Plum Class A common stock, outstanding prior the Business Combination	6,102,562
Business Combination shares	6,705,639
Veea Shares	22,133,643
Issuance of new financing shares	2,000,000
Conversion of debt for Common Stock	3,147,970
Conversion of Sponsor Notes for Common Stock	817,453
Common Stock issued for services	857,052
Common Stock immediately after the Business Combination	35,661,757

Schedule of Number of Veea Shares	The number of Veea shares was determined as follows:
	Legacy Veea Shares	Veea Shares after conversion ratio
Legacy Veea Series A-2 Preferred Stock	19,670,118	4,799,511
Legacy Veea Series A-1 Preferred Stock	41,179,790	8,078,761
Legacy Veea Series A Preferred Stock	35,920,813	7,047,041
Legacy Veea Common Stock	7,398,303	1,451,419
Legacy Veea Common Stock Warrants	3,858,202	756,912
Total	108,027,226	22,133,644

Schedule of Transaction Expenses Included in Operating Expenses	The below table represents the amount of Veea Inc. related transaction expenses included in operating expenses as of September 30, 2024:
September 30, 2024
Legal expenses	$1,000,000
Professional fees	413,544
Listing fee - NASDAQ	25,000
Total	$1,438,544